Note 15 - Stock-based Compensation	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

15. Stock-Based Compensation

The Company recorded total stock-based compensation expense for stock options, stock awards and the Amended ESPP as follows (in thousands):

	December 31, 2022	December 31, 2021
Cost of goods sold	$—	$85
Research and development	570	813
Selling, general and administrative	2,069	2,932
Discontinued operations	250	779
Total	$2,889	$4,609

The following table summarizes restricted stock unit activity under the Company’s Equity Incentive Plans:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Stock Units	Fair Value
Restricted stock units outstanding, January 1, 2021	69,890	$35.75
Granted	57,448	33.65
Vested	(29,338)	37.75
Forfeited	(9,289)	31.56
Restricted stock units outstanding, December 31, 2021	88,711	$34.16
Granted	58,502	7.75
Vested	(44,744)	35.46
Forfeited	(19,691)	25.00
Restricted stock units outstanding, December 31, 2022	82,778	$16.97

The following table summarizes stock option activity under the Company’s Equity Incentive Plans:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(in thousands)
December 31, 2021	714,085	$59.79
Granted	117,022	7.75
Forfeited	(35,645)	26.46
Expired	(69,839)	60.42
Exercised	—	—
December 31, 2022	725,623	$52.98	5.3	$—
Vested and exercisable options—December 31, 2022	515,933	$65.76	3.9	$—
Vested and expected to vest—December 31, 2022	725,623	$52.80	5.3	$—

As of December 31, 2022, there were 342,827 shares available for future grant under the 2020 EIP.

Additional information regarding the Company’s stock options outstanding and vested and exercisable as of December 31, 2022 is summarized below:

			Options Outstanding			Options Vested and Exercisable
Exercise Prices			Number of Stock Options Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price per Share	Shares Subject to Stock Options	Weighted-Average Exercise Price per Share
$4.62	-	$8.03	88,096	9.2	$7.54	—	$—
$8.36	-	$12.54	19,046	9.1	$8.43	—	$—
$14.40	-	$21.60	20,941	6.9	$16.93	13,643	$16.84
$22.40	-	$33.60	11,700	8.1	$28.62	10,774	$28.58
$34.40	-	$51.60	311,695	6.0	$41.16	217,425	$42.75
$52.00	-	$78.00	168,275	3.5	$62.66	168,221	$62.66
$78.40	-	$117.60	62,756	1.0	$97.95	62,756	$97.95
$132.00	-	$198.00	20,520	1.6	$133.16	20,520	$133.16
$204.40	-	$306.60	22,594	1.0	$206.96	22,594	$206.96
			725,623	5.3	$52.98	515,933	$65.76

The weighted average grant-date fair value of options granted during the years ended December 31, 2022 and 2021 was $5.80 and $24.74 per share, respectively. As of December 31, 2022, total stock-based compensation expense related to unvested options to be recognized in future periods was $1.8 million which is expected to be recognized over a weighted-average period of 1.8 years. The grant date fair value of shares vested during the years ended December 31, 2022 and 2021 was $1.7 million and $2.4 million, respectively. The total intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $0 and $5.7 thousand, respectively.

On March 3, 2021, the Company granted 1.27 million performance-based stock options to certain of its executive officers, which are included in the stock option tables and associated disclosures above. The awards were granted under the 2020 EIP with an exercise price of $1.88 per share, the closing sales price as reported on the Nasdaq on the date of grant. The performance-based stock options are eligible to vest subject to the satisfaction of the service-based vesting requirements and attainment of share price target goals, a market-based condition. No performance-based stock options vested during the years ended December 31, 2022 and 2021.

The Company uses the Monte Carlo Simulation model to evaluate the derived service period and fair value of awards with market conditions, including assumptions of historical volatility and risk-free interest rate commensurate with the vesting term.

The Company used the following assumptions to calculate the fair value of each performance-based stock option:

	Year Ended December 31,
	2022	2021
Derived service period (in years)	—	2.3	–	2.6
Risk-free interest rate	—	1.5%
Expected volatility	—	90%
Expected dividend rate	—	0%

The Company used the following assumptions to calculate the fair value of each time-based stock option:

	Year Ended December 31,
	2022			2021
Expected term (in years)	6.3			6.0	-	6.2
Risk-free interest rate	1.6%	-	3.0%	0.9%	-	1.3%
Expected volatility	88%			90%
Expected dividend rate	0%			0%